Fair Value Measurements - Additional Information (Detail) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 09, 2021	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers in and out of level 3		$ 0	$ 0	$ 0
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants threshold waiting period for public trading	52 days